Note 7 - Operating Activities (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of research and development expense [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$5,699	$4,832	$6,033
Share-based compensation expenses	167	101	377
Depreciation	315	305	340
External expenses	3,794	5,219	5,166
Total research and development expenses	$9,975	$10,457	$11,916

Disclosure of general and administrative expense [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$2,534	$2,332	$3,030
Share-based compensation expenses	140	256	102
Professional and other fees	3,812	4,729	6,947
Depreciation	301	302	275
Total general and administrative expenses	$6,787	$7,619	$10,354